Summary of material accounting policies (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about intangible assets [line items]
Operating lease, capitalization threshold	$ 30,000
Expiration Date 2042
Disclosure of detailed information about intangible assets [line items]
Power agreement terms	25 years
Expiration date 2025
Disclosure of detailed information about intangible assets [line items]
Power agreement terms	15 years
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years